DERIVATIVE FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Hedge Object Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Currency exchange rate hedge for investment abroad	R$ 5,177,416	R$ 5,166,624
Currency exchange rate hedge for investment abroad total	5,177,416	5,166,624
Hedge Instrument Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Currency exchange rate hedge for investment abroad	5,876,575	5,603,750
Currency exchange rate hedge for investment abroad total	5,876,575	5,603,750
Fair Value Adjustments In Shareholders Equity Effective Portion [Member]
IfrsStatementLineItems [Line Items]
Currency exchange rate hedge for investment abroad	(1,207,436)	(1,536,225)
Currency exchange rate hedge for investment abroad total	(1,207,436)	(1,536,225)
Fair Value Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Currency exchange rate hedge for investment abroad	(633,209)	(805,635)
Currency exchange rate hedge for investment abroad total	R$ (633,209)	R$ (805,635)